UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08271
                                   ---------

                          FRANKLIN FLOATING RATE TRUST
                          ----------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 07/31
                         -----

Date of reporting period: 1/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                JANUARY 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER                        |       INCOME
--------------------------------------------------------------------------------

                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                        FRANKLIN
                   FLOATING RATE TRUST                Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.

--------------------------------------------------------------------------------

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                                 FRANKLIN TEMPLETON INVESTMENTS

                                 GAIN FROM OUR PERSPECTIVE

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to distinctly
                                 different investment approaches, Franklin,
                                 Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Floating Rate Trust ..............................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   29

Notes to Financial Statements .............................................   32

Shareholder Information ...................................................   43

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

FRANKLIN FLOATING RATE TRUST

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Floating Rate Trust seeks to provide as high a level of current income and preservation of capital as is consistent with investment primarily in senior secured corporate loans and corporate debt securities with floating interest rates.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/05

Senior Floating Rate Interests                                             89.8%
Corporate Bonds                                                             1.5%
Equities                                                                    0.7%
Asset-Backed Securities                                                     0.4%
Short-Term Investments & Other Net Assets                                   7.6%

We are pleased to bring you Franklin Floating Rate Trust's semiannual report for the period ended January 31, 2005.

PERFORMANCE OVERVIEW

Franklin Floating Rate Trust posted a +2.08% cumulative total return for the six months ended January 31, 2004, as shown in the Performance Summary beginning on page 8. The share price, as measured by net asset value (NAV), rose from $8.98 per share on July 31, 2004, to $9.00 at period-end. The Fund made dividend distributions totaling $0.165184 per share.(1) You can find the Fund's long-term performance data in the Performance Summary.

ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2005, the domestic economy expanded steadily across most industries, sectors and regions. Gross domestic product
(GDP) rose at annualized rates of 4.0% and 3.8% during the third and fourth quarters of 2004. Major contributors to GDP during fourth quarter 2004 were personal spending, capital equipment spending, inventory investment and government spending. However, the trade deficit dragged on economic growth as the real deficit widened to an annualized $631.9 billion in fourth quarter 2004, from $583.2 billion in the third quarter.(2)

(1) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

(2) Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.


                                                           Semiannual Report | 3

--------------------------------------------------------------------------------
WHAT ARE SYNDICATED BANK LOANS?
--------------------------------------------------------------------------------
Syndicated bank loans are typically floating rate loans to corporate borrowers made by a group, or syndicate, of banks and other lenders. A group of lenders provides capital to companies for varied purposes, such as merger and acquisition activity, leveraged buyouts or refinancings. Borrowing rates are generally pegged to an index, such as LIBOR, the London InterBank Offered Rate.
--------------------------------------------------------------------------------

The labor market firmed and unemployment dropped from 5.5% to 5.2% during the reporting period.(3) An improving business and employment environment contributed to increased consumer confidence. However, consumers still held an uncertain outlook for future income and business conditions.

The core inflation rate rose to 2.3% for the 12 months ended January 31, 2005. Including volatile food and energy costs, the inflation rate was 3.0%. Aiming to keep inflation tame, the Federal Reserve Board (Fed) raised the federal funds target rate from 1.25% to 2.25%, the highest level in more than three years. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Despite a generally robust economy and improving corporate fundamentals, investors had to digest a wide range of information during the six-month period, including rising inflation, the dollar's value, a contentious presidential election and ongoing concerns about terrorism, war and reconstruction in Iraq. Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong, and investor sentiment improved later in the period despite the mixed signals. After U.S. elections concluded, the markets enjoyed a strong rally. The blue chip stocks of the Dow Jones Industrial Average gained 4.57% for the period under review, while the broader Standard & Poor's 500 Composite Index (S&P 500) rose 8.15%, and the technology-heavy NASDAQ Composite Index increased 9.60%.(4)

Similar to the rise in the federal funds target rate during the period under review, the three-month London InterBank Offered Rate (LIBOR) also increased from 1.69% to 2.75%. In this rising interest rate environment, the bank loan market remained strong, buoyed by solid demand and adequate supply, leading to robust new issue volume. Fueled by vigorous merger and acquisition activity, many leveraged buyout transactions (LBOs) occurred, where equity sponsor groups borrowed large amounts of capital looking to take over companies.

Demand exceeded supply in the marketplace, which favored issuers, and allowed them ready access to capital. An expanding institutional investor base as well as renewed appetite from traditional banks boosted demand. Issuers also benefited from tightening loan spreads, with many issuers able to reprice their loans at

(3) Source: Bureau of Labor Statistics.

(4) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


4 | Semiannual Report
lower interest rates. During the period, companies incurred additional debt to finance future growth, acquisition opportunities and capital expenditures. Other issuers were able to take out loans to pay dividends to their equity sponsors, and some were able to raise financing in the form of riskier second-lien loans, where their loans are subordinated to other lenders who have a first claim on assets.

Supported by an improving economy, default rates remained low by historical measures during the reporting period. Investors seemed to take comfort in the low default rate environment and the favorable outlook for corporate loan fundamentals. They also seemed to find comfort in the likelihood that short-term interest rates would continue to rise in 2005, and that corporate loans may allow them a way to minimize interest-rate risk by shortening duration.

INVESTMENT STRATEGY

We rely on independent and proprietary credit analysis to select corporate loan and corporate debt securities that meet our rigorous investment criteria. We seek to invest in companies with the ability to generate substantial free cash flow, that are in industries with strong barriers to entry, and that possess significant asset coverage and collateral for our debt. We also prefer companies with dominant market shares, strong management teams and stable growth prospects, according to our analysis.

MANAGER'S DISCUSSION

Although loan spreads tightened during the six-month period, short-term interest rates increased, which helped to improve the Fund's yield during the period. In addition, many of our loans also appreciated in price, which also improved the Fund's share price.

The Fund remained selective in its loan selection process, focusing on sectors and companies that fit our investment strategy. Our investments in Novelis, Constellation Brands, Texas Genco and Venetian Casino Resorts all fit this strategy. During the period, these loans performed well, generating income and even appreciating in price, following our purchase of these credits.

We invested in Novelis because it is the world's leading aluminum-rolled products producer. It is one of the largest producers in Europe, South America, the Asia-Pacific region and North America. With operations on four continents comprising operating facilities in 12 countries, Novelis is the only company of its size and scope focused solely on aluminum-rolled products markets.

TOP 10 SECTORS/INDUSTRIES
1/31/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Cable & Satellite Television                                                8.6%
--------------------------------------------------------------------------------
Movies & Entertainment                                                      5.8%
--------------------------------------------------------------------------------
Auto Parts: Original Equipment
Manufacturer                                                                4.6%
--------------------------------------------------------------------------------
Electric Utilities                                                          4.1%
--------------------------------------------------------------------------------
Broadcasting                                                                3.7%
--------------------------------------------------------------------------------
Publishing: Books & Magazines                                               2.4%
--------------------------------------------------------------------------------
Medical & Nursing Services                                                  2.3%
--------------------------------------------------------------------------------
Wireless Communications                                                     2.3%
--------------------------------------------------------------------------------
Miscellaneous Commercial Services                                           2.2%
--------------------------------------------------------------------------------
Aerospace & Defense                                                         2.1%
--------------------------------------------------------------------------------

                                                           Semiannual Report | 5

TOP 10 HOLDINGS
1/31/05

-------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY                                                      NET ASSETS
-------------------------------------------------------------------------------
Adelphia                                                                   1.9%
  CABLE & SATELLITE TELEVISION
-------------------------------------------------------------------------------
Tenneco Automotive Inc.                                                    1.2%
  AUTO PARTS: ORIGINAL EQUIPMENT
  MANUFACTURER
-------------------------------------------------------------------------------
Regal Cinemas Inc.                                                         1.0%
  MOVIES & ENTERTAINMENT
-------------------------------------------------------------------------------
Allied Waste North America Inc.                                            1.0%
  ENVIRONMENTAL SERVICES
-------------------------------------------------------------------------------
NTL Investment Holdings                                                    1.0%
  CABLE & SATELLITE TELEVISION
-------------------------------------------------------------------------------
Novelis                                                                    1.0%
  ALUMINUM
-------------------------------------------------------------------------------
Constellation Brands Inc.                                                  0.9%
  BEVERAGES: ALCOHOLIC
-------------------------------------------------------------------------------
Solo Cup Co.                                                               0.9%
  OTHER CONSUMER SPECIALTIES
-------------------------------------------------------------------------------
Valor Telecom                                                              0.9%
  SPECIALTY TELECOMMUNICATIONS
-------------------------------------------------------------------------------
UPC Distribution Holdings B.V.                                             0.9%
  CABLE & SATELLITE TELEVISION
-------------------------------------------------------------------------------

Another market leader we invested in was Constellation Brands, which helped finance the company's acquisition of Robert Mondavi. Constellation Brands is a leading international producer and marketer of beverage alcohol brands with a broad portfolio across wine, spirits and imported beer. The acquisition broadened the company's product portfolio and improved its market position and international reach.

The Fund also invested in Texas Genco, one of the country's largest wholesale power producers. We liked Texas Genco's credit profile, particularly with regard to its asset coverage, since its primary power plants are pledged to lenders as collateral. The company has a significant portion of its power contracted out over the next four years, with the potential for strong, lower-risk cash flows.

Lastly, we invested in Venetian Casino Resorts, which owns the Venetian Casino located on the Las Vegas strip. The Venetian is directly connected to the Sands Expo and Convention Center, and is located near the Las Vegas Convention Center. Trade shows continue to play an increasingly prominent role in driving occupancy at Las Vegas hotels, and the Venetian is equipped to cater to this demand. Not only has the company shown strong revenue growth and improved credit statistics, lenders also have strong asset coverage, with the Venetian's casino and hotel pledged to lenders as collateral.

However, not all sectors and companies were immune to pressure. During third quarter 2004, some automotive suppliers faced a number of challenges, including steel price inflation, lower automobile production and the ending of original equipment manufacturer (OEM) accelerated-payment programs. As a result, in October 2004, the Fund decided to sell its small position in Tower Automotive, a producer of auto body structures, frames and other metal stamped components, since the company seemed more vulnerable to the sector's challenges. In anticipation of potential future volatility from the credit, the Fund sold the position near its original purchase price.

The Fund remained committed to a longer-term strategy of avoiding lower quality credits with higher default risk, even at the expense of near-term performance. We continued to focus on a conservative investment strategy that may lessen the Fund's share price volatility over a credit cycle.


6 | Semiannual Report

Thank you for your continued participation in Franklin Floating Rate Trust. We look forward to serving your future investment needs.


                /s/ Richard S. Hsu
[PHOTO]
                Richard S. Hsu, CFA


                /s/ Madeline Lam
[PHOTO]
                Madeline Lam

                Portfolio Managers
                Franklin Floating Rate Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

DIVIDEND DISTRIBUTIONS*
8/1/04-1/31/05

--------------------------------------------------------------------------------
MONTH                                                         DIVIDEND PER SHARE
--------------------------------------------------------------------------------
August                                                              2.6474 cents
--------------------------------------------------------------------------------
September                                                           2.2670 cents
--------------------------------------------------------------------------------
October                                                             2.6601 cents
--------------------------------------------------------------------------------
November                                                            3.2534 cents
--------------------------------------------------------------------------------
December                                                            2.8982 cents
--------------------------------------------------------------------------------
January                                                             2.7923 cents
--------------------------------------------------------------------------------
TOTAL                                                              16.5184 CENTS
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                           Semiannual Report | 7

PERFORMANCE SUMMARY AS OF 1/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------
                                                  CHANGE     1/31/05     7/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.02       $9.00       $8.98
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/04-1/31/05)
--------------------------------------------------------------------------------
Dividend Income                    $0.165184
--------------------------------------------------------------------------------

PERFORMANCE(1)

SHARES REPURCHASED WITHIN 12 MONTHS OF INVESTMENT ARE SUBJECT TO 1% EARLY WITHDRAWAL CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES THE EARLY WITHDRAWAL CHARGE. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE THE EARLY WITHDRAWAL CHARGE.

                                       6-MONTH           1-YEAR      5-YEAR       INCEPTION (10/10/97)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)              +2.08%           +5.38%     +21.80%                    +42.14%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)          +1.08%           +4.38%      +4.02%                     +4.93%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)         $10,108          $10,438     $12,180                    $14,214
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/04)(5)                     +5.15%      +4.11%                     +4.93%
------------------------------------------------------------------------------------------------------
   Distribution Rate(6)                          3.67%
------------------------------------------------------------------------------------------------------
   30-Day Yield(7)                               3.38%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR  MOST  RECENT  MONTH-END   PERFORMANCE,   SEE  "FUNDS  AND  PERFORMANCE"  AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

FRANKLIN FLOATING RATE TRUST IS A NON-DIVERSIFIED FUND, WHICH MEANS IT CAN BE MORE SUSCEPTIBLE TO ADVERSE ECONOMIC, POLITICAL AND REGULATORY CHANGES. THE LOANS IN WHICH THE FUND INVESTS TEND TO BE RATED BELOW INVESTMENT GRADE. INVESTING IN HIGHER-YIELDING, LOWER-RATED LOANS INVOLVES GREATER RISK OF DEFAULT, WHICH COULD RESULT IN LOSS OF PRINCIPAL -- A RISK THAT MAY BE HEIGHTENED IN A SLOWING ECONOMY. BECAUSE THE TIME REQUIRED TO TRADE OR LIQUIDATE LOANS COULD BE LONGER THAN FOR MOST SECURITIES, THE SECONDARY MARKET FOR THESE TYPES OF LOANS IS CONSIDERED ILLIQUID. THE FUND IS STRUCTURED AS A CONTINUOUSLY OFFERED, CLOSED-END FUND AND DOES NOT OFFER DAILY REDEMPTIONS. THE FUND HAS A FUNDAMENTAL POLICY TO PROVIDE INVESTORS ACCESS TO THEIR MONEY BY MAKING QUARTERLY TENDER OFFERS FOR 5%-25% OF THE FUND'S OUTSTANDING SHARES. HOWEVER, IN UNUSUAL CIRCUMSTANCES, THE FUND MAY SUSPEND OR POSTPONE A TENDER OFFER SUBJECT TO APPROVAL BY THE FUND'S BOARD OF TRUSTEES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the early withdrawal charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the early withdrawal charge. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the early withdrawal charge.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. The distribution rate is based on an annualization of the 2.7923 cent per share January dividend and the $9.00 NAV on 1/31/05.

7. Yield is based on the earnings of the Fund's portfolio for the 30 days ended 1/31/05.


                                                           Semiannual Report | 9

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR
REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
                                                    VALUE 7/31/04       VALUE 1/31/05    PERIOD* 7/31/04-1/31/05
-----------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000              $1,021                 $6.83
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000              $1,018                 $6.82
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

FRANKLIN FLOATING RATE TRUST

FINANCIAL HIGHLIGHTS

                                        ----------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        JANUARY 31, 2005                              YEAR ENDED JULY 31,
                                           (UNAUDITED)           2004         2003           2002              2001         2000
                                        ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .     $     8.98      $     8.42   $     8.30     $     9.24        $     9.85   $     9.98
                                        ----------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ...............            142            .266         .330           .568(c)           .875         .839
 Net realized and unrealized gains
  (losses) ...........................            043            .572         .179          (.927)(c)         (.606)       (.130)
                                        ----------------------------------------------------------------------------------------
Total from investment operations .....            185            .838         .509          (.359)             .269         .709
                                        ----------------------------------------------------------------------------------------
Less distributions from net investment
 income ..............................          (.165)          (.278)       (.389)         (.581)            (.879)       (.839)
                                        ----------------------------------------------------------------------------------------
Net asset value, end of period .......     $     9.00      $     8.98   $     8.42     $     8.30        $     9.24   $     9.85
                                        ========================================================================================

Total return (a) .....................           2.08%           9.95%        6.36%         (3.95)%            2.80%        7.39%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....     $1,301,620      $1,257,676   $1,160,979     $1,779,930        $2,832,188   $2,541,497

Ratios to average net assets:

 Expenses ............................           1.34%(b)        1.36%        1.35%          1.32%             1.36%        1.35%

 Net investment income ...............           3.14%(b)        3.02%        4.26%          6.58%(c)          9.07%        8.51%

Portfolio turnover rate ..............          34.93%          86.50%       55.96%         62.21%            84.15%       66.27%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)   Annualized.

(c) Effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share ...................................     $(.008)

Net realized and unrealized gains (losses) per share ..............       .008

Ratio of net investment income to average net assets ..............        .07%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


12 | See notes to financial statements. | Semiannual Report

FRANKLIN FLOATING RATE TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY         PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
    BONDS 1.5%
    BROADCASTING 1.0%
    Paxson Communications Corp., senior secured note, 144A, FRN, 5.41%,
     1/15/10 ..............................................................   United States          $10,450,000    $10,606,750
    Comcorp Holdings Inc., PIK, 12.50%, 6/04/10 ...........................   United States            2,858,912      2,129,889
                                                                                                                    -----------
                                                                                                                     12,736,639
                                                                                                                    -----------
    FINANCIAL CONGLOMERATES .1%
    Finova Group Inc., 7.50%, 11/15/09 ....................................   United States            4,077,620      1,896,094
                                                                                                                    -----------
    STEEL .4%
    Ispat Inland ULC, senior secured note, FRN, 9.31%, 4/01/10 ............   United States            5,000,000      5,512,500
                                                                                                                    -----------
   TOTAL BONDS (COST $20,773,160) .........................................                                          20,145,233
                                                                                                                    -----------
(a) SENIOR FLOATING RATE INTERESTS 89.8%
    ADVERTISING/MARKETING SERVICES .3%
    Adams Outdoor Advertising Inc.,
      Second Lien Term Loan, 6.17%, 4/05/12 ...............................   United States            1,000,000      1,018,750
      Term Loan, 4.92%, 10/05/11 ..........................................   United States            2,985,000      3,027,909
                                                                                                                    -----------
                                                                                                                      4,046,659
                                                                                                                    -----------
    AEROSPACE & DEFENSE 2.1%
    Anteon International Corp., Term Loan B, 4.31%, 12/19/10 ..............   United States            2,970,056      3,009,968
    CACI International Inc., Term Loan B, 3.95%, 4/23/11 ..................   United States              992,500      1,005,526
    DRS Technologies Inc., Term Loan B, 3.74 - 4.39%, 11/04/10 ............   United States            1,508,898      1,524,460
    ILC Industries Inc.,
      First Lien Term Loan, 5.40%, 8/04/10 ................................   United States              990,000      1,007,345
      Second Lien Term Loan, 8.15%, 2/05/11 ...............................   United States              500,000        505,850
    K&F Acquisition Inc., Term Loan B, 4.95 - 6.75%, 11/18/12 .............   United States              975,000        991,860
    Standard Aero Holdings Inc., Term Loan B, 4.969 - 5.05%, 8/24/12 ..       United States            1,227,692      1,247,259
    Titan Corp., Term Loan B, 5.37 - 7.25%, 6/30/09 .......................   United States           10,229,793     10,376,846
    TransDigm Inc., Term Loan B, 4.67%, 7/22/10 ...........................   United States              990,019      1,004,560
    United Defense Industries Inc., Term Loan B, 4.56 - 4.58%, 8/13/09        United States              761,483        771,319
    Vought Aircraft Industries Inc.,
      L/C Term Loan, 5.02%, 12/22/10 ......................................   United States            1,000,000      1,016,250
      Term Loan B, 5.08%, 12/22/11 ........................................   United States            5,000,000      5,081,250
                                                                                                                    -----------
                                                                                                                     27,542,493
                                                                                                                    -----------
    AIRLINES .2%
    Northwest Airlines Inc., Term Loan B, 9.10%, 11/23/10 .................   United States            2,500,000      2,557,500
                                                                                                                    -----------
    ALUMINUM 1.0%
    Novelis Corp., U.S. Term Loan, 4.125%, 12/30/11 .......................   United States            7,805,769      7,876,240
    Novelis Inc., CAD Term Loan, 4.125%, 12/30/11 .........................      Canada                4,494,231      4,536,054
                                                                                                                    -----------
                                                                                                                     12,412,294
                                                                                                                    -----------
    APPAREL/FOOTWEAR .2%
    St. John Knits Inc., Term Loan B, 6.063%, 7/31/07 .....................   United States            2,019,426      2,040,882
                                                                                                                    -----------


                                                          Semiannual Report | 13

FRANKLIN FLOATING RATE TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 4.6%
    Accuride Corp., Term Loan B, 4.875%, 1/31/12 ....................     United States          $ 1,500,000      $ 1,515,525
    Cooper Standard Automotive Inc.,
      Term Loan B, 4.75%, 12/23/11 ..................................     United States            2,012,500        2,034,301
      Term Loan C, 4.75%, 12/23/11 ..................................     United States            3,237,500        3,272,572
    Dayco Products LLC, Term Loan B, 5.12 - 5.77%, 6/18/11 ..........     United States            5,273,500        5,359,194
    Exide Technologies,
      USD EURO Borrower, 5.875 - 6.125%, 5/04/10 ....................     United States            1,000,000          975,000
      USD US Borrower, 5.875 - 6.125%, 5/04/10 ......................     United States            1,000,000          975,000
    GenCorp Inc.,
      L/C Term Loan, 5.58%, 11/30/10 ................................     United States            1,275,000        1,294,922
      Term Loan B, 5.58%, 11/30/10 ..................................     United States              425,000          432,703
    Grand Vehicle Works, Term Loan B, 5.56 - 5.58%, 7/23/10 .........     United States            1,243,750        1,218,875
    Hayes Lemmerz, Term Loan, 5.92 - 6.69%, 6/03/09 .................     United States            8,545,000        8,685,394
    Hilite International Inc., Term Loan B, 6.72 - 6.986%, 3/31/09 ..     United States              782,697          785,374
    Key Plastics LLC and Key Safety, Inc.
      First Lien Term Loan, 4.78 - 5.09%, 7/31/10 ...................     United States            2,402,841        2,444,891
      Term Loan C, 8.15 - 8.33%, 7/31/11 ............................     United States            2,000,000        2,015,000
    Metaldyne Corp., Term Loan D, 7.06%, 12/31/09 ...................     United States            1,301,148        1,303,858
    Plastech Engineered Products Inc., First Lien Term Loan, 5.31%,
     3/11/10 ........................................................     United States            1,453,448        1,463,441
    Progressive Moulded Products, Term Loan B, 4.844 - 5.23%, 8/13/11         Canada                 997,500        1,000,617
    Tenneco Automotive Inc.,
      L/C Term Loan, 5.40%, 12/12/10 ................................     United States            4,655,172        4,746,335
      Term Loan B, 5.35%, 12/12/10 ..................................     United States           10,241,379       10,441,936
    TRW Automotive Inc.,
      Term Loan B, 4.375%, 10/31/10 .................................     United States            7,500,000        7,523,438
      Term Loan E, 3.875%, 10/31/10 .................................     United States            2,000,000        2,009,376
                                                                                                                  -----------
                                                                                                                   59,497,752
                                                                                                                  -----------
    AUTOMOTIVE AFTERMARKET .4%
    Affinia Group Inc., Term Loan B, 5.44%, 11/30/11 ................     United States            4,000,000        4,068,000
    United Components Inc., Term Loan C, 4.78%, 6/30/10 .............     United States              773,333          784,114
                                                                                                                  -----------
                                                                                                                    4,852,114
                                                                                                                  -----------
    BEVERAGES: ALCOHOLIC 1.0%
    Constellation Brands Inc., Term Loan B, 6.00%, 12/22/11 .........     United States           12,000,000       12,165,000
    Southern Wine & Spirits of America Inc., Term Loan B, 4.81%,
     7/02/08 ........................................................     United States              987,388        1,002,425
                                                                                                                  -----------
                                                                                                                   13,167,425
                                                                                                                  -----------
    BEVERAGES: NON-ALCOHOLIC .4%
    Dr. Pepper Bottling Co. of Texas, Term Loan, 4.47 - 4.754%,
     12/18/10 .......................................................     United States            3,138,134        3,191,482
    Sunny Delight Beverages Co., First Lien Term Loan, 6.59 - 6.79%,
     8/23/10 ........................................................     United States            2,000,000        1,954,860
                                                                                                                  -----------
                                                                                                                    5,146,342
                                                                                                                  -----------


14 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

--------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY     PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------
    (a) SENIOR FLOATING RATE INTERESTS (CONT.)
        BROADCASTING 2.7%
        Alliance Atlantis Communications Inc., Term Loan B, 4.294%,
         12/17/11 ......................................................     United States     $ 3,100,000     $ 3,138,750
        Cumulus Media Inc.,
           Term Loan E, 4.25%, 3/28/10 .................................     United States       1,393,000       1,415,636
           Term Loan F, 4.063%, 3/28/10 ................................     United States       3,740,625       3,757,768
        Emmis Operating Co., Term Loan B, 4.17%, 11/10/11 ..............     United States       8,250,000       8,346,822
        Entravision Communications Corp.,
           Multi-Draw Term Loan, 4.31%, 2/24/12 ........................     United States       1,500,000       1,516,563
           Term Loan B, 4.31%, 2/24/12 .................................     United States       5,000,000       5,055,210
        Gray Television Inc., Term Loan C, 4.30 - 4.31%, 12/31/10 ......     United States       1,750,000       1,769,477
        Mission Broadcasting Inc., Term Loan D, 4.31%, 12/31/10 ........     United States       3,494,626       3,509,915
        NEP Supershooters LP, First Lien Term Loan, 6.56%, 2/03/11 .....     United States       1,496,250       1,520,564
        Nexstar Finance LLC, Term Loan D, 4.31%, 12/31/10 ..............     United States       1,908,249       1,923,754
        Sinclair Broadcasting,
           Term Loan A, 4.33%, 6/30/09 .................................     United States       1,500,000       1,507,032
           Term Loan C, 4.33%, 12/31/09 ................................     United States       1,500,000       1,514,063
                                                                                                               -----------
                                                                                                                34,975,554
                                                                                                               -----------
        BUILDING PRODUCTS 1.6%
        Atrium Cos. Inc., Term Loan, 5.20 - 5.30%, 12/15/11 ............     United States       1,000,000       1,013,333
        Building Materials Holding Corp., Term Loan B, 5.313%, 8/13/10 .     United States         985,000         992,387
        Headwaters Inc., Term Loan B, 5.75 - 5.92%, 4/30/11 ............     United States       4,609,375       4,675,635
        Masonite International Corp.,
           Term Loan C, 5.188 - 5.375%, 8/31/08 ........................     United States       2,825,971       2,832,595
           Term Loan C2, 4.688 - 4.875%, 8/31/08 .......................     United States         992,491         992,442
        NCI Building Systems Inc., Term Loan B, 4.39%, 6/07/10 .........     United States       3,855,963       3,908,982
        Norcraft Cos. LP, Term Loan, 5.58%, 10/21/09 ...................     United States         611,111         615,016
        Nortek Inc., Term Loan, 4.62 - 6.75%, 8/25/11 ..................     United States       3,990,000       4,060,655
        Ply Gem Industries Inc., Incremental Term Loan, 4.59%, 2/12/11 .     United States       1,000,000       1,012,500
                                                                                                               -----------
                                                                                                                20,103,545
                                                                                                               -----------
        CABLE/SATELLITE TELEVISION 8.6%
        Bresnan Broadband Holdings LLC,
           Term Loan A, 5.74 - 6.48%, 3/31/10 ..........................     United States       1,250,000       1,265,235
           Term Loan B, 5.94 - 6.14%, 9/30/10 ..........................     United States       1,000,000       1,015,781
(b),(h) Century Cable (Adelphia),
           Discretionary Term Loan, 7.25%, 12/31/09 ....................     United States       3,000,000       2,981,562
           Term Loan, 7.25%, 6/30/09 ...................................     United States       1,000,000         994,375
        Charter Communications Operating LLC, Term Loan B, 5.89 - 5.98%,
         4/27/11 .......................................................     United States       9,452,500       9,435,618
        DirecTV Holdings LLC, Term Loan, 4.45 - 4.48%, 3/06/10 .........     United States       9,085,102       9,209,841
        Grapeclose Ltd. (Inmarsat),
           Term Loan B, 5.502%, 10/10/10 ...............................     United Kingdom      5,271,912       5,300,154
           Term Loan C, 6.002%, 10/10/11 ...............................     United Kingdom      5,284,303       5,331,296
        Insight Midwest Holdings LLC,
           Additional Term Loan, 5.438%, 12/31/09 ......................     United States       3,960,000       4,026,825
           Term Loan B, 5.438%, 12/31/09 ...............................     United States       2,970,000       3,020,119


                                                          Semiannual Report | 15

FRANKLIN FLOATING RATE TRUST

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY       PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
    (a) SENIOR FLOATING RATE INTERESTS (CONT.)
        CABLE/SATELLITE TELEVISION (CONT.)
    (i) Intelsat (Bermuda) Ltd., Senior Term Loan Facility, 4.375%, 7/31/12 ..       Bermuda         $   857,143    $    872,143
        Mediacom Broadband Inc., Term Loan B1, 4.89 - 5.29%, 9/12/10 .........     United States       2,985,000       3,025,486
        Mediacom LLC Group, Term Loan B, 4.47 - 5.16%, 4/01/13 ...............     United States       5,000,000       5,022,320
        New Skies Satellites B.V., Term Loan, 5.25 - 5.438%, 5/02/11 .........     Netherlands         7,000,000       7,075,831
        NTL Investment Holdings, Term Loan B, 5.204%, 5/13/12 ................    United Kingdom      12,500,000      12,625,000
(b),(h) Olympus Cable Holdings (Adelphia), Term Loan B, 7.25%, 9/30/10 .......     United States       2,000,000       1,988,906
        Panamsat Corp., Term Loan B, 5.25%, 8/01/11 ..........................     United States       5,954,819       6,007,781
        Stratos Global Corp., Term Loan B, 4.81%, 11/30/10 ...................     United States       1,000,000       1,011,250
(b),(h) UCA-HHC (Adelphia), Term Loan, 6.50%, 3/31/08 ........................     United States      20,935,000      20,662,845
        UPC Distribution Holdings B.V., Term Loan C2, 8.09%, 3/31/09 .........      Netherlands       11,385,000      11,477,503
                                                                                                                    ------------
                                                                                                                     112,349,871
                                                                                                                    ------------
        CASINOS/GAMING 1.8%
        Alliance Gaming Corp., Term Loan B, 5.65%, 8/22/09 ...................     United States       1,809,326       1,805,635
        Ameristar Casinos Inc.,
           Term Loan B, 4.625%, 12/06/06 .....................................     United States       1,000,000       1,015,417
           Term Loan B1, 4.625%, 12/20/06 ....................................     United States       2,655,911       2,696,857
        Boyd Gaming Corp., Term Loan B, 3.92 - 4.53%, 6/30/11 ................     United States       1,990,000       2,017,985
        Global Cash Access LLC, Term Loan, 5.33%, 3/10/10 ....................     United States         935,577         951,365
        Greektown Casinos LLC, Term Loan D, 5.69 - 6.078%, 12/31/05 ..........     United States       4,323,358       4,366,591
    (c) Herbst Gaming Inc., Term Loan B, 4.89%, 1/04/11 ......................     United States       1,500,000       1,523,907
        Isle of Capri, Term Loan B, 4.45 - 4.659%, 4/25/08 ...................     United States         822,500         826,304
        Isle of Capri Black Hawk LLC, Term Loan C, 5.16 - 5.61%, 12/31/07 ....     United States         984,938         986,494
        Marina District Finance Co. Inc., Term Loan B, 3.93%, 10/14/11 .......     United States       5,133,333       5,185,735
        Penn National Gaming Inc., Term Loan D, 5.06 - 5.08%, 3/03/09 ........     United States       1,633,409       1,642,295
                                                                                                                    ------------
                                                                                                                      23,018,585
                                                                                                                    ------------
        CATALOG/SPECIALTY DISTRIBUTION .1%
        Affinity Group Inc.,
           Term Loan B1, 5.474 - 5.53%, 6/17/09 ..............................     United States         229,694         232,278
           Term Loan B2, 5.474%, 6/17/09 .....................................     United States         574,235         580,695
        Oriental Trading Co. Inc., Term Loan B, 5.375%, 7/29/10 ..............     United States         914,732         919,687
                                                                                                                    ------------
                                                                                                                       1,732,660
                                                                                                                    ------------
        CHEMICALS: MAJOR DIVERSIFIED 1.8%
        BCP Crystal US Holdings Corp., Term Loan B, 5.06 - 5.126%,
         4/06/11 .............................................................     United States       6,819,375       6,947,239
        Huntsman International LLC, Term Loan B, 5.00%, 12/31/10 .............     United States       7,655,847       7,776,426
        Huntsman LLC, Term Loan B, 6.05%, 3/31/10 ............................     United States       1,200,000       1,221,300
        Invista Canada Co., Term Loan B2, 5.313%, 4/29/11 ....................         Canada          2,428,706       2,452,653
        Invista SARL, Term Loan B1, 5.313%, 4/29/11 ..........................       Luxembourg        5,383,059       5,483,991
                                                                                                                    ------------
                                                                                                                      23,881,609
                                                                                                                    ------------
        CHEMICALS: SPECIALTY 1.4%
        Brenntag, Term Loan B2, 4.73%, 2/27/12 ...............................     United States       1,500,000       1,514,850
        Ineos Group Ltd., Term Loan C, 5.67%, 6/30/09 ........................     United States       2,154,834       2,175,641
        Nalco Co., Term Loan B, 4.52 - 4.92%, 11/04/10 .......................     United States       8,659,533       8,790,023


16 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    CHEMICALS: SPECIALTY (CONT.)
    Rockwood Specialties Group Inc., Term Loan D, 4.95%, 7/30/11 .....     United States     $ 5,300,000       $  5,365,778
    Westlake Chemical Corp., Term Loan B, 4.45 - 4.65%, 7/31/10 ......     United States         335,000            339,332
                                                                                                               ------------
                                                                                                                 18,185,624
                                                                                                               ------------
    COAL .3%
    CONSOL Energy Inc., Tranche B Credit-Linked Deposits L/C Facility,
     4.78%, 6/08/10 ..................................................     United States       1,000,000          1,013,900
    Foundation Coal, Term Loan B, 4.56 - 4.78%, 7/30/11 ..............     United States       2,170,745          2,204,120
    International Coal Group LLC, Term Loan B, 5.36%, 11/09/10 .......     United States         997,500          1,013,709
                                                                                                               ------------
                                                                                                                  4,231,729
                                                                                                               ------------
    COMMERCIAL PRINTING/FORMS .1%
    American Reprographics, Term Loan B, 7.25%, 6/17/09 ..............     United States         948,000            959,850
                                                                                                               ------------
    CONSTRUCTION MATERIALS .2%
    St. Marys Cement Inc., Term Loan B, 4.56%, 12/04/09 ..............        Canada           2,970,000          3,005,269
                                                                                                               ------------
    CONSUMER SUNDRIES .6%
    Central Garden & Pet Co., Term Loan, 4.328%, 5/14/09 .............     United States       1,970,000          1,984,775
    Del Laboratories Inc., Term Loan B, 6.50%, 7/15/11 ...............     United States       1,250,000          1,267,187
    NBTY Inc., Term Loan C, 4.375%, 7/22/09 ..........................     United States         663,885            671,546
    United Industries Corp.,
      Second Lien Term Loan, 8.75%, 10/31/11 .........................     United States       1,144,250          1,147,111
      Term Loan B, 6.75%, 4/30/11 ....................................     United States       2,980,771          2,988,223
                                                                                                               ------------
                                                                                                                  8,058,842
                                                                                                               ------------
    CONTAINERS/PACKAGING 1.4%
    ACI Operations Property Ltd., Term Loan A, 4.95%, 4/01/07 ........       Australia           684,735            697,180
    Berry Plastics Corp., Term Loan C, 4.22%, 7/22/10 ................     United States       1,414,706          1,436,517
    Graham Packaging Co.,
      First Lien Term Loan, 5.00 - 5.125%, 10/07/11 ..................     United States       8,000,000          8,119,288
      Second Lien Term Loan, 6.813%, 4/07/12 .........................     United States       1,000,000          1,028,375
    Graphic Packaging International Corp., Term Loan C, 5.06 - 5.44%,
     8/08/10 .........................................................     United States       3,650,194          3,720,752
    Greif Brothers Corp., Term Loan B, 4.23%, 8/15/09 ................     United States         195,434            197,713
    Kerr Group Inc., Term Loan B, 6.06 - 7.75%, 8/11/10 ..............     United States       1,717,487          1,737,668
    Owens-Brockway Glass Container Inc., Term Loan B, 5.23%, 4/01/08 .     United States       1,619,836          1,649,195
                                                                                                               ------------
                                                                                                                 18,586,688
                                                                                                               ------------
    DATA PROCESSING SERVICES .3%
    InfoUSA Inc.,
      Term Loan A, 5.06%, 3/25/09 ....................................     United States         875,000            885,106
      Term Loan B, 7.00%, 3/30/09 ....................................     United States       2,610,000          2,640,146
                                                                                                               ------------
                                                                                                                  3,525,252
                                                                                                               ------------


                                                          Semiannual Report | 17

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY      PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    DRUG STORE CHAINS 1.2%
    The Jean Coutu Group (PJC) Inc., Term Loan B, 4.875 - 5.00%,
     7/28/11 .........................................................        Canada         $ 9,476,250       $  9,627,283
    Rite Aid Corp., Term Loan, 4.17 - 4.31%, 8/23/09 .................     United States       5,985,000          6,035,501
                                                                                                               ------------
                                                                                                                 15,662,784
                                                                                                               ------------
    ELECTRIC UTILITIES 4.1%
    AES Corp., Term Loan B, 4.25 - 4.44%, 4/30/08 ....................     United States       1,857,143          1,889,257
    Calpine Corp., Second Lien Term Loan, 8.41%, 7/15/07 .............     United States       6,835,227          6,108,984
    Calpine Generating Co., First Priority Term Loan, 6.14%, 3/22/09 .     United States       2,500,000          2,562,812
    Cogentrix Delaware Holdings Inc., Term Loan, 4.828%, 2/19/09 .....     United States       3,970,000          4,013,511
    Coleto Creek WLE LP,
      Term Loan B, 4.828%, 7/31/11 ...................................     United States       1,741,250          1,773,172
      Term Loan C, 6.23%, 7/31/12 ....................................     United States       1,000,000          1,021,667
    Dynegy Holdings Inc., Term Loan B, 6.39%, 5/27/10 ................     United States       4,975,000          5,068,281
    Midwest Generation LLC, Term Loan, 5.47 - 5.814%, 4/27/11 ........     United States       1,803,675          1,831,857
(c) NRG Energy Inc.,
      Credit Linked Deposit, 4.325%, 12/24/11 ........................     United States       3,150,000          3,170,475
      Term Loan B, 4.515%, 12/24/11 ..................................     United States       4,050,000          4,076,325
    Pike Electric Inc.,
      Term Loan B, 4.688%, 7/02/12 ...................................     United States       2,860,000          2,910,945
      Term Loan C, 4.75%, 12/10/12 ...................................     United States       1,900,000          1,929,688
    Quanta Services Inc., Term Loan B, 2.51 - 5.51%, 12/15/08 ........     United States       2,970,000          3,012,694
    Reliant Energy Inc., Term Loan B, 4.895 - 5.068%, 4/30/10 ........     United States       6,000,000          6,047,676
    Texas Genco LLC, First Lien Term Loan, 4.48%, 12/14/11 ...........     United States       7,253,846          7,353,587
    TNP Enterprises Inc., Term Loan, 7.568%, 12/31/06 ................     United States         985,000          1,004,700
                                                                                                               ------------
                                                                                                                 53,775,631
                                                                                                               ------------
    ELECTRICAL PRODUCTS .1%
    Enersys Capital Inc., Term Loan D, 3.921 - 4.54%, 3/17/11 ........     United States       1,442,750          1,456,485
                                                                                                               ------------
    ELECTRONIC COMPONENTS .2%
    Seagate Technology HDD Holdings, Term Loan B, 4.563%, 5/13/07 ....     Cayman Islands      2,089,328          2,125,565
    Seagate Technology (US) Holdings, Term Loan B, 4.563%, 5/13/07 ...     United States         835,673            850,166
                                                                                                               ------------
                                                                                                                  2,975,731
                                                                                                               ------------
    ELECTRONICS/APPLIANCES .4%
    Directed Electronics Inc., Term Loan, 6.65 - 8.50%, 6/15/10 ......     United States       2,672,612          2,698,504
    Juno Lighting Inc., First Lien Term Loan, 4.89 - 7.00%, 10/21/10 .     United States       2,198,295          2,230,281
                                                                                                               ------------
                                                                                                                  4,928,785
                                                                                                               ------------
    ENGINEERING & CONSTRUCTION 1.0%
    URS Corp., Term Loan B, 4.46%, 8/22/08 ...........................     United States       2,802,259          2,818,899
    Washington Group International Inc., Synthetic Term Loan, 2.478%,
     10/01/07 ........................................................     United States       9,700,000          9,715,617
                                                                                                               ------------
                                                                                                                 12,534,516
                                                                                                               ------------


18 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    ENVIRONMENTAL SERVICES 1.7%
    Allied Waste North America Inc.,
      L/C Term Loan, 5.15%, 1/15/10 ..................................     United States     $ 2,121,428       $  2,151,593
      Term Loan B, 4.95 - 5.24%, 1/15/10 .............................     United States      10,037,169         10,197,583
      Term Loan C, 5.24 - 5.27%, 1/15/10 .............................     United States         981,531            997,277
    Duratek Inc., Term Loan B, 6.125 - 6.75%, 12/16/09 ...............     United States       1,478,261          1,480,571
(c) Envirocare of Utah LLC, Term Loan B, 5.794%, 1/07/12 .............     United States       3,500,000          3,548,125
    Envirosolutions Inc.,
    (i)Delay Draw, 7.06%, 3/01/09 ....................................     United States         698,182            698,182
       Term Loan B, 7.06%, 3/01/09 ...................................     United States       2,135,454          2,130,116
    IESI Corp., Term Loan B, 4.504 - 4.68%, 1/07/12 ..................     United States         900,000            914,625
                                                                                                               ------------
                                                                                                                 22,118,072
                                                                                                               ------------
    FINANCE/RENTAL/LEASING .5%
    United Rentals (North America) Inc.,
      L/C Term Loan, 2.169%, 2/11/11 .................................     United States       1,053,334          1,069,463
      Term Loan B, 4.81%, 2/11/11 ....................................     United States       5,293,333          5,375,216
                                                                                                               ------------
                                                                                                                  6,444,679
                                                                                                               ------------
    FOOD DISTRIBUTORS .2%
    OSI Group LLC,
      Dutch Term Loan, 4.81%, 9/02/11 ................................     Netherlands           748,125            759,191
      German Term Loan, 4.81%, 9/02/11 ...............................       Germany             598,500            607,353
      U.S. Term Loan, 4.81%, 9/02/11 .................................     United States       1,346,625          1,366,545
                                                                                                               ------------
                                                                                                                  2,733,089
                                                                                                               ------------
    FOOD: MAJOR DIVERSIFIED 1.8%
    Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 5.31%, 8/08/08     United States       7,432,119          7,526,804
    Del Monte Corp., Term Loan B, 4.96%, 12/20/10 ....................     United States         634,374            638,339
    Dole Food Co. Inc., Term Loan D, 4.50 - 6.50%, 9/28/08 ...........     United States       1,315,856          1,337,595
    Luiginos Inc., Term Loan, 5.438 - 5.625%, 4/02/11 ................     United States       4,183,393          4,193,851
    Pinnacle Foods Holding Corp., Term Loan B, 5.81 - 6.37%, 11/25/10      United States       9,925,000          9,880,139
                                                                                                               ------------
                                                                                                                 23,576,728
                                                                                                               ------------
    FOOD: MEAT/FISH/DAIRY .4%
    American Seafoods, Term Loan B, 5.81%, 4/15/09 ...................     United States       1,267,645          1,286,264
    Land O'Lakes Inc., Term Loan B, 5.71%, 10/11/08 ..................     United States         695,661            705,895
    Michael Foods Inc., Term Loan B, 4.63 - 5.09%, 11/21/10 ..........     United States       1,838,586          1,870,761
    Pierre Foods Inc., Term Loan B, 4.48%, 6/30/10 ...................     United States         910,000            920,238
                                                                                                               ------------
                                                                                                                  4,783,158
                                                                                                               ------------
    FOOD: SPECIALTY/CANDY 1.1%
    Doane Pet Care Co., Term Loan, 6.37 - 6.56%, 11/05/09 ............     United States         997,500          1,014,956
    Herbalife International Inc., Term Loan B, 4.87 - 5.16%, 12/20/10      United States       1,000,000          1,017,188
    Leiner Health Products Inc., Term Loan B, 5.56%, 6/09/11 .........     United States       1,990,000          2,019,850
    Meow Mix Co.,
      First Lien Term Loan, 6.81 - 7.02%, 8/21/09 ....................     United States       3,740,585          3,734,742
      Second Lien Term Loan, 9.85%, 8/21/09 ..........................     United States       1,000,000            955,000


                                                          Semiannual Report | 19

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    FOOD: SPECIALTY/CANDY (CONT.)
    Nellson Neutraceuticals Inc.,
      First Lien Term Loan, 9.25%, 10/04/09 ..........................     United States     $ 2,266,913       $  2,215,907
      Second Lien Term Loan, 11.75%, 4/04/10 .........................     United States       1,000,000            872,500
    Otis Spunkmeyer Inc., Term Loan B, 6.375%, 6/24/11 ...............     United States       1,856,667          1,878,817
    Reddy Ice Group Inc., Term Loan, 5.078%, 8/15/09 .................     United States         987,500          1,000,256
                                                                                                               ------------
                                                                                                                 14,709,216
                                                                                                               ------------
    FOREST PRODUCTS .1%
    Roseburg Forest Products (RLC Industries), Term Loan B, 4.078%,
     2/24/10 .........................................................     United States       1,954,464          1,960,572
                                                                                                               ------------
    HOME FURNISHINGS 1.2%
    Knoll Inc., Term Loan, 5.40%, 10/01/11 ...........................     United States       3,689,412          3,732,025
    National Bedding Co., Term Loan B, 4.98 - 6.75%, 12/20/10 ........     United States       6,381,590          6,475,322
    Sealy Mattress Co., Term Loan C, 4.45 - 4.65%, 4/02/12 ...........     United States       1,877,717          1,905,883
    Simmons Holdings Inc., Term Loan C, 4.75 - 6.75%, 12/19/11 .......     United States       3,427,407          3,477,389
                                                                                                               ------------
                                                                                                                 15,590,619
                                                                                                               ------------
    HOME IMPROVEMENT CHAINS .2%
    Harbor Freight Tools USA Inc., Term Loan B, 4.69 - 4.91%, 7/15/10      United States       1,995,000          2,002,232
                                                                                                               ------------
    HOMEBUILDING .8%
    Associated Materials Inc., Term Loan B, 5.00 - 5.17%, 12/30/11 ...     United States       1,000,000          1,016,350
    Builders FirstSource Inc., Term Loan, 5.58%, 3/17/10 .............     United States       1,657,475          1,658,801
    CONTECH Construction Products Inc., Term Loan B, 4.94%, 10/31/11 .     United States       1,000,000          1,016,875
    Goodman Global Holdings Inc., Term Loan B, 4.81%, 12/15/11 .......     United States       1,000,000          1,016,250
    LandSource Communities Development LLC, Term Loan B, 5.063%,
     3/31/10 .........................................................     United States       6,000,000          6,095,628
                                                                                                               ------------
                                                                                                                 10,803,905
                                                                                                               ------------
    HOSPITAL/NURSING MANAGEMENT 2.1%
    Ardent Health Services LLC, Term Loan B, 4.80%, 8/12/11 ..........     United States       4,488,750          4,526,626
    Beverly Enterprises Inc., Term Loan B, 4.73 - 5.42%, 10/22/08 ....     United States       1,975,000          1,998,463
    Community Health Systems Inc., Term Loan B, 4.15%, 8/19/11 .......     United States       1,995,000          2,013,081
    Iasis Healthcare LLC, Term Loan B, 4.81%, 6/22/11 ................     United States       9,203,750          9,347,558
    MedCath Corp., Term Loan B, 5.11 - 6.50%, 6/30/11 ................     United States       2,487,500          2,513,930
    National Mentor Inc., Term Loan B, 5.47 - 7.50%, 11/01/11 ........     United States       1,197,000          1,219,070
    Triad Hospitals Inc., Term Loan B, 4.83%, 9/30/08 ................     United States         737,622            750,120
    Vanguard Health Holding Co. II LLC, Term Loan B, 5.79%, 9/23/11 ..     United States       4,738,125          4,828,448
                                                                                                               ------------
                                                                                                                 27,197,296
                                                                                                               ------------
    HOTEL/RESORTS/CRUISELINES .8%
    Venetian Casino Resorts LLC, Term Loan B, 4.90%, 8/01/11 .........     United States       8,377,273          8,525,618
    Wyndham International Inc., Term Loan B, 7.188%, 6/30/06 .........     United States       1,776,863          1,787,599
                                                                                                               ------------
                                                                                                                 10,313,217
                                                                                                               ------------
    HOUSEHOLD/PERSONAL CARE .7%
    Jarden Corp., Term Loan B, 6.25%, 1/25/12 ........................     United States       2,200,000          2,222,785
    Prestige Brands Inc., Term Loan B, 5.294%, 6/24/11 ...............     United States       3,473,750          3,510,659


20 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    HOUSEHOLD/PERSONAL CARE (CONT.)
    Rayovac Corp., Term Loan C, 4.78 - 8.00%, 9/30/09 ................     United States     $ 2,032,775       $  2,040,682
    Springs Industries Inc., Term Loan B, 5.313%, 12/07/10 ...........     United States       2,000,000          2,025,626
                                                                                                               ------------
                                                                                                                  9,799,752
                                                                                                               ------------
    INDUSTRIAL CONGLOMERATES .9%
    Invensys (BTR Dunlop),
      Bonding Facility, 5.439%, 3/05/09 ..............................     United States       1,945,920          1,965,379
      Term Loan B, 6.091%, 9/05/09 ...................................     United States       1,235,723          1,257,348
    SPX Corp., Term Loan B, 4.625%, 9/30/09 ..........................     United States       2,318,194          2,334,132
    TriMas Corp., Term Loan B, 6.188%, 12/06/09 ......................     United States       5,712,841          5,794,072
                                                                                                               ------------
                                                                                                                 11,350,931
                                                                                                               ------------
    INDUSTRIAL MACHINERY 1.9%
    Colfax Corp., Term Loan B, 4.813%, 11/30/11 ......................     United States       2,500,000          2,529,168
    Dresser Inc., Unsecured Term Loan, 5.84%, 3/01/10 ................     United States       1,500,000          1,518,750
    Dresser-Rand Group Inc., Term Loan B, 4.56%, 10/26/11 ............     United States       2,197,140          2,232,019
    Flowserve Corp., Term Loan C, 5.15 - 5.438%, 6/30/09 .............     United States         653,831            666,091
    Gleason Corporation, Term Loan, 5.13 - 5.299%, 7/20/11 ...........     United States       4,000,000          4,069,880
    Itron Inc., Term Loan B, 4.75 - 6.50%, 11/24/10 ..................     United States       1,622,432          1,640,008
    Mueller Group, Term Loan, 5.15%, 4/14/11 .........................     United States       6,047,707          6,119,523
    Rexnord Corp., Term Loan, 5.23 - 7.00%, 11/25/09 .................     United States       1,700,000          1,733,286
    Sensus Metering Systems Inc., Term Loan, 4.421 - 5.403%, 12/17/10      United States       3,920,000          3,945,315
                                                                                                               ------------
                                                                                                                 24,454,040
                                                                                                               ------------
    INDUSTRIAL SPECIALTIES .6%
    Ionics Inc., Term Loan B, 5.31%, 2/01/11 .........................     United States       5,223,870          5,241,830
    Polypore Inc., Term Loan B, 4.828%, 11/13/11 .....................     United States       2,238,750          2,272,331
                                                                                                               ------------
                                                                                                                  7,514,161
                                                                                                               ------------
    INFORMATION TECHNOLOGY SERVICES 1.3%
    Relizon Co.,
      Incremental Term Loan, 5.33%, 2/20/11 ..........................     United States         337,172            338,226
      Term Loan B, 5.33 - 5.54%, 2/20/11 .............................     United States       3,088,765          3,098,418
    Transfirst Holdings, Term Loan B, 6.563%, 3/31/10 ................     United States       4,975,000          5,009,203
    Worldspan LP, Term Loan, 6.188 - 8.00%, 6/30/07 ..................     United States         919,805            927,853
    Xerox Corp., Term Loan, 4.33%, 9/30/08 ...........................     United States       7,500,000          7,580,273
                                                                                                               ------------
                                                                                                                 16,953,973
                                                                                                               ------------
    INSURANCE BROKERS/SERVICES .3%
    Alliant Resources Group Inc., Term Loan B, 5.67 - 6.06%, 8/31/11 .     United States       3,731,250          3,784,887
                                                                                                               ------------
    INVESTMENT BANKS/BROKERS .2%
    Refco Group Ltd. LLC, Term Loan B, 5.27%, 8/05/11 ................     United States       2,050,000          2,074,856
                                                                                                               ------------
    LIFE/HEALTH INSURANCE .8%
    Conseco Inc., Term Loan, 6.078%, 6/22/10 .........................     United States       9,600,000          9,804,000
                                                                                                               ------------


                                                          Semiannual Report | 21

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    MAJOR PHARMACEUTICALS .6%
    Warner Chilcott Holdings Co.,
      Term Loan B, 5.23%, 1/18/12 ....................................      Puerto Rico      $ 4,640,238       $  4,680,260
      Term Loan C, 5.23%, 1/18/12 ....................................     United States       1,869,789          1,885,916
      Term Loan D, 5.23%, 1/18/12 ....................................        Bermuda            863,790            871,240
                                                                                                               ------------
                                                                                                                  7,437,416
                                                                                                               ------------
    MAJOR TELECOMMUNICATIONS .8%
    Alaska Communications Systems Holdings Inc, Term Loan, 6.50%,
     2/01/12 .........................................................     United States       4,650,000          4,684,875
    Consolidated Communications Inc., Term Loan B, 4.83 - 5.06%,
     10/14/11 ........................................................     United States       2,483,333          2,525,239
(d) E.Spire Communications, Term Loan C, 9.50%, 8/01/06 ..............     United States      16,877,867                 --
    Qwest Corp., Term Loan A, 7.39%, 6/30/07 .........................     United States       3,000,000          3,132,588
(d) Winstar Communications Inc., DIP, 7.75%, 2/20/49 .................     United States       3,926,973                393
                                                                                                               ------------
                                                                                                                 10,343,095
                                                                                                               ------------
    MANAGED HEALTH CARE .9%
    Multiplan Inc., Term Loan, 5.31%, 3/04/09 ........................     United States       2,222,222          2,255,489
    Pacificare Health Systems Inc., Term Loan B, 4.063 - 4.25%,
     12/13/10 ........................................................     United States       9,400,000          9,443,080
                                                                                                               ------------
                                                                                                                 11,698,569
                                                                                                               ------------
    MARINE SHIPPING .2%
    Horizon Lines LLC, Term Loan, 5.39%, 7/07/11 .....................     United States       2,288,500          2,317,106
    US Shipping Partners LP, Term Loan, 4.56%, 4/25/09 ...............     United States         478,966            484,355
                                                                                                               ------------
                                                                                                                  2,801,461
                                                                                                               ------------
    MEDIA CONGLOMERATES .3%
    Canwest Media Inc., Term Loan E, 4.70%, 5/15/09 ..................        Canada           3,330,237          3,367,502
                                                                                                               ------------
    MEDICAL DISTRIBUTORS .5%
    VWR International Inc., Term Loan B, 5.17%, 4/07/11 ..............     United States       6,407,334          6,524,268
                                                                                                               ------------
    MEDICAL SPECIALTIES .6%
    Conmed Corp., Term Loan C, 4.75 - 5.01%, 12/15/09 ................     United States         493,501            499,156
    Cooper Companies Inc., Term Loan B, 4.188%, 11/19/11 .............     United States       2,000,000          2,028,750
    Fisher Scientific International Inc., Term Loan B, 4.08%, 6/30/11      United States       1,990,000          2,007,413
    Kinetic Concepts Inc., Term Loan B2, 4.31%, 8/11/10 ..............     United States       1,971,639          1,988,069
    PerkinElmer Inc., Term Loan B, 4.474%, 12/26/08 ..................     United States         886,667            897,750
                                                                                                               ------------
                                                                                                                  7,421,138
                                                                                                               ------------
    MEDICAL/NURSING SERVICES 2.3%
    Alliance Imaging Inc., Term Loan C1, 4.75 - 5.00%, 12/29/11 ......     United States       2,242,491          2,264,216
    Davita Inc., Term Loan B, 4.17 - 4.775%, 6/30/10 .................     United States       9,508,731          9,544,389
    Insight Health Services, Delay Draw, 6.56%, 10/17/08 .............     United States       7,200,000          7,222,500
    MedQuest Inc., Term Loan B, 6.31%, 7/31/09 .......................     United States         985,000            999,159


22 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    MEDICAL/NURSING SERVICES (CONT.)
    Sheridan Healthcare, Term Loan B, 5.79 - 5.89%, 11/09/10 .........     United States     $ 1,500,000       $  1,549,050
    Team Health Inc., Term Loan B, 5.81%, 3/23/11 ....................     United States       4,723,794          4,738,556
    US Oncology Inc., Term Loan B, 4.875 - 5.51%, 8/20/11 ............     United States       3,980,000          4,035,971
                                                                                                               ------------
                                                                                                                 30,353,841
                                                                                                               ------------
    MISCELLANEOUS COMMERCIAL SERVICES 2.2%
    Buhrmann US Inc., Term Loan C1, 4.94%, 12/23/10 ..................     United States       5,247,132          5,309,626
    CCC Information Services Group Inc., Term Loan B, 5.559%, 8/15/10      United States       3,619,239          3,664,479
    Corrections Corp. (Prison Realty), Term Loan D, 4.53 - 4.95%,
     3/31/08 .........................................................     United States       3,634,550          3,695,883
    DS Waters Enterprises LP, Term Loan, 6.67 - 7.266%, 11/07/09 .....     United States       3,864,615          3,626,702
    Global Imaging Systems Inc., Term Loan B, 4.28 - 4.71%, 5/15/10 ..     United States         987,537            999,882
    JohnsonDiversey Inc., Term Loan B, 4.43 - 4.64%, 5/03/08 .........     United States       4,103,244          4,176,976
    Language Lines Inc., Term Loan B, 6.77%, 6/11/11 .................     United States       3,407,895          3,451,209
    Mitchell International Inc., Term Loan B, 5.55%, 8/15/11 .........     United States       1,890,253          1,916,836
    US Investigations Services Inc., Term Loan C, 6.01%, 12/31/08 ....     United States       2,296,886          2,325,597
                                                                                                               ------------
                                                                                                                 29,167,190
                                                                                                               ------------
    MISCELLANEOUS MANUFACTURING .1%
    Day International Group Inc., Term Loan D, 6.06 - 6.08%, 1/01/10 .     United States       1,203,809          1,207,541
    Norcross Safety Products, Term Loan, 4.92%, 3/20/09 ..............     United States         751,731            762,302
                                                                                                               ------------
                                                                                                                  1,969,843
                                                                                                               ------------
    MOVIES/ENTERTAINMENT 5.8%
    24 Hour Fitness Inc., Term Loan, 6.063 - 6.25%, 7/01/09 ..........     United States       3,321,823          3,352,250
    Brooklyn Basketball LLC (New Jersey), Term Loan B, 6.063%, 8/16/08     United States       2,000,000          2,000,000
    Carmike Cinemas Inc., Term Loan, 5.828%, 2/02/09 .................     United States       1,584,000          1,639,440
    CH Operating LLC, Term Loan B, 7.063%, 6/21/07 ...................     United States       2,801,724          2,794,720
    Cinemark USA Inc., Term Loan, 4.21 - 4.35%, 3/31/11 ..............     United States         992,500          1,014,017
    Cinram International, Term Loan D, 5.40%, 9/30/09 ................        Canada           7,040,305          7,156,913
    Hollywood Entertainment Corp., Term Loan, 6.08%, 3/31/08 .........     United States       1,875,000          1,885,547
    Loews Cineplex Entertainment Corp., Term Loan B, 4.44 - 4.814%,
     7/30/11 .........................................................     United States       1,995,000          2,024,458
    Metro-Goldwyn-Mayer Studio Inc., Term Loan B, 5.06%, 4/30/11 .....     United States       8,478,750          8,501,007
    Mets II LLC, Term Loan, 5.77%, 8/23/05 ...........................     United States       3,000,000          3,010,890
    New Jersey Devils LLC, Term Loan, 6.27%, 9/30/06 .................     United States       1,900,000          1,907,790
    Rainbow National Services LLC, Term Loan B, 5.19%, 3/31/12 .......     United States       8,500,000          8,632,813
    Regal Cinemas Inc., Term Loan B, 4.56%, 11/10/10 .................     United States      13,472,884         13,646,913
    Shinn Acquisition LLC (Hornets), Term Loan, 9.50%, 6/30/07 .......     United States       2,250,000          2,255,130
    Six Flags Theme Parks, Term Loan B, 4.90%, 6/30/09 ...............     United States       1,801,831          1,833,363
    Warner Music, Term Loan B, 4.97 - 5.38%, 2/28/11 .................     United States      11,150,275         11,302,432
    Yankee Holdings, Term Loan, 4.486 - 4.90%, 6/25/07 ...............     United States         785,714            799,464
    Yankee Nets, Term Loan, 4.24 - 5.03%, 6/25/07 ....................     United States       1,714,286          1,744,286
                                                                                                               ------------
                                                                                                                 75,501,433
                                                                                                               ------------


                                                          Semiannual Report | 23

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    OIL & GAS PIPELINES .3%
    El Paso Corp.,
      L/C Term Loan, 2.30%, 11/22/09 .................................     United States     $ 1,687,500       $  1,703,715
      Term Loan B, 5.188%, 11/22/09 ..................................     United States       2,801,250          2,833,347
                                                                                                               ------------
                                                                                                                  4,537,062
                                                                                                               ------------
    OIL & GAS PRODUCTION .4%
    Williams Production RMT Co., Term Loan C, 4.99%, 5/30/08 .........     United States       4,925,250          4,982,974
                                                                                                               ------------
    OIL REFINING/MARKETING .8%
    Getty Petroleum Marketing, Term Loan B, 5.80%, 5/19/10 ...........     United States       1,933,333          1,970,792
    Lyondell-Citgo Refining LP, Term Loan, 4.38 - 4.591%, 5/21/07 ....     United States         995,000          1,006,194
    Magellan Midstream Holdings LP, Term Loan B, 5.09%, 12/10/11 .....     United States       2,241,114          2,271,929
    Tesoro Petroleum Corp.,
      L/C Term Loan, 2.48%, 4/30/07 ..................................     United States       2,000,000          2,008,340
      Term Loan, 7.99%, 4/15/08 ......................................     United States         482,500            496,975
(c) Universal Compression Inc., Term Loan B, 4.34%, 1/14/12 ..........     United States       3,000,000          3,042,189
                                                                                                               ------------
                                                                                                                 10,796,419
                                                                                                               ------------
    OTHER CONSUMER SERVICES .6%
    Alderwoods Group Inc., Term Loan B1, 3.94 - 4.54%, 8/19/10 .......     United States       1,201,830          1,212,947
    Coinstar Inc., Term Loan, 4.84%, 7/01/11 .........................     United States       1,662,822          1,691,921
    Knowledge Learning Corp., Term Loan B, 5.05%, 1/07/12 ............     United States       2,700,000          2,725,312
    Weight Watchers,
      Additional Term Loan B, 4.16%, 3/31/10 .........................     United States         990,000          1,002,685
      Term Loan B, 4.25%, 3/31/10 ....................................     United States         997,500          1,009,138
                                                                                                               ------------
                                                                                                                  7,642,003
                                                                                                               ------------
    OTHER CONSUMER SPECIALTIES 1.8%
(c) Alliance Laundry Systems LLC, Term Loan B, 4.84%, 1/15/12 ........     United States       2,400,000          2,431,001
    American Safety Razor Co., Term Loan, 5.64 - 5.98%, 4/22/11 ......     United States       1,409,779          1,416,828
    Home Interiors & Gifts Inc., Term Loan, 7.17%, 4/02/11 ...........     United States       2,418,155          2,344,401
    Jostens Intermediate Holding Corp., Term Loan B, 4.809%, 10/01/11      United States       4,200,000          4,247,624
    Sola International Inc., Term Loan, 5.08%, 12/05/09 ..............     United States         962,500            964,483
    Solo Cup Co., Term Loan B, 4.66 - 5.06%, 2/27/11 .................     United States      11,929,900         12,157,319
                                                                                                               ------------
                                                                                                                 23,561,656
                                                                                                               ------------
    OTHER METALS/MINERALS .1%
(c) Murray Energy Corp., First Lien Term Loan, 5.938%, 1/31/10 .......     United States       1,800,000          1,831,500
                                                                                                               ------------
    OTHER TRANSPORTATION .9%
    Laidlaw International Inc., Term Loan B, 6.33%, 6/17/09 ..........     United States       9,168,800          9,282,952
    Sirva Woldwide Inc., Term Loan B, 4.58%, 12/01/10 ................     United States       2,200,000          2,178,000
                                                                                                               ------------
                                                                                                                 11,460,952
                                                                                                               ------------
    PERSONNEL SERVICES .1%
    Allied Security Holdings LLC, Term Loan, 6.81%, 6/30/10 ..........     United States       1,177,143          1,193,246
                                                                                                               ------------


24 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    PUBLISHING: BOOKS/MAGAZINES 2.4%
    American Media Inc., Term Loan C, 5.313%, 4/01/07 ................     United States     $   894,004       $    908,811
    Dex Media West LLC, Term Loan B, 4.15 - 4.66%, 3/09/10 ...........     United States       8,176,267          8,288,690
    F&W Publications Inc., Term Loan B, 5.96%, 12/31/09 ..............     United States       1,808,655          1,830,133
    Primedia Inc., Term Loan B, 5.375%, 6/30/09 ......................     United States       4,906,204          4,860,208
    Readers Digest Association, Term Loan B, 4.55%, 5/20/08 ..........     United States       1,067,541          1,083,054
    R.H. Donnelley Inc.,
      Term Loan A3, 4.13 - 4.31%, 3/30/11 ............................     United States         939,451            946,284
      Term Loan D, 4.19 - 4.36%, 6/30/11 .............................     United States       7,465,117          7,549,876
    Transwestern Publishing Co.,
      Additional Term Loan, 4.563%, 2/24/11 ..........................     United States       2,760,000          2,798,814
      Term Loan B, 3.938 - 6.25%, 2/25/11 ............................     United States         896,000            908,600
    Weekly Reader, Second Lien Term Loan, 6.761%, 1/01/10 ............     United States       2,500,000          2,493,750
                                                                                                               ------------
                                                                                                                 31,668,220
                                                                                                               ------------
    PUBLISHING: NEWSPAPERS 1.5%
    Advertising Directory Solutions Inc., Term Loan B, 4.48%, 11/05/11        Canada          10,750,000         10,857,500
    Freedom Communications, Term Loan B, 4.39 - 4.40%, 5/17/09 .......     United States       2,500,000          2,539,375
    Herald Media, Term Loan B, 5.03%, 7/30/11 ........................     United States       2,111,881          2,144,879
    Journal Register Co., Term Loan B, 3.42 - 4.23%, 8/13/12 .........     United States       3,000,000          3,019,689
    MediaNews Group Inc., Term Loan C, 4.08%, 12/30/10 ...............     United States         922,636            928,394
                                                                                                               ------------
                                                                                                                 19,489,837
                                                                                                               ------------
    PULP & PAPER 2.0%
    Appleton Papers Inc., Term Loan B, 4.33 - 4.79%, 6/01/10 .........     United States         895,500            906,134
    Boise Cascade LLC, Term Loan B, 4.844%, 10/01/11 .................     United States       4,424,658          4,488,032
    Boise Land and Timber Corp., Term Loan C, 4.844%, 10/01/10 .......     United States       4,075,342          4,085,066
    Intertape Polymer Group Inc., Term Loan B, 4.69 - 4.96%, 8/01/11 .     United States       3,790,500          3,840,251
    Koch Cellulose LLC,
      L/C Term Loan, 4.39%, 5/03/11 ..................................     United States         643,132            651,774
      Term Loan B, 4.80%, 5/03/11 ....................................     United States       2,556,821          2,591,179
    MDCP Acquisitions I (Jefferson Smurfit),
      Term Loan B, 5.355%, 9/16/10 ...................................     Irish Republic      1,000,000          1,003,880
      Term Loan C, 5.855%, 9/16/11 ...................................     Irish Republic      1,000,000          1,004,490
    Smurfit-Stone Container Canada Inc., Term Loan C, 4.438%,
     10/28/11 ........................................................         Canada          1,610,594          1,636,162
    Smurfit-Stone Container Enterprises,
      L/C Term Loan, 2.40%, 10/28/10 .................................     United States         654,975            665,618
      Term Loan B, 4.438 - 4.688%, 10/28/11 ..........................     United States       5,234,431          5,317,528
                                                                                                               ------------
                                                                                                                 26,190,114
                                                                                                               ------------
    RAILROADS .3%
    Kansas City Southern Railway Co., Term Loan B1, 4.15 - 4.328%,
     3/31/08 .........................................................     United States       1,717,000          1,741,467
    RailAmerica Inc.,
      CAD Term Loan, 4.375%, 9/29/11 .................................         Canada            161,019            163,938
      U.S. Term Loan, 4.375%, 9/29/11 ................................     United States       1,362,137          1,386,825
                                                                                                               ------------
                                                                                                                  3,292,230
                                                                                                               ------------


                                                          Semiannual Report | 25

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
(a) SENIOR FLOATING RATE INTERESTS (CONT.)
    REAL ESTATE DEVELOPMENT 1.0%
    CNL Hotel & Resorts, Term Loan B, 4.90%, 12/30/06 ................     United States     $ 5,200,000       $  5,284,500
    General Growth Properties Inc., Term Loan B, 4.64%, 11/12/09 .....     United States       3,500,000          3,528,073
(c) LNR Property Corp., Term Loan B, 5.59%, 12/31/07 .................     United States       3,600,000          3,621,377
                                                                                                               ------------
                                                                                                                 12,433,950
                                                                                                               ------------
    REAL ESTATE INVESTMENT TRUSTS .6%
    Crescent Real Estate Funding XII,
      Term Loan, 4.64%, 1/12/06 ......................................     United States       2,904,593          2,932,732
      Term Loan B, 4.64%, 3/05/06 ....................................     United States         854,770            863,051
    Newkirk Master LP, Term Loan, 6.974 - 7.08%, 11/24/06 ............     United States       3,943,700          3,984,372
                                                                                                               ------------
                                                                                                                  7,780,155
                                                                                                               ------------
    RECREATIONAL PRODUCTS 1.0%
    Amscan Holdings Inc., Term Loan B, 5.29 - 5.62%, 4/30/12 .........     United States         995,000          1,001,219
    BRP Holdings LP, 4.97%, 12/18/10 .................................     United States       3,820,714          3,881,609
    PlayPower Inc., Term Loan, 7.06%, 2/07/10 ........................     United States         850,000            857,140
    Pure Fishing Inc., Term Loan B, 5.50 - 5.85%, 9/30/11 ............     United States       1,488,750          1,513,701
    True Temper Sports Inc., Term Loan, 5.22 - 5.661%, 3/15/11 .......     United States       5,875,909          5,774,197
                                                                                                               ------------
                                                                                                                 13,027,866
                                                                                                               ------------
    RESTAURANTS .5%
    CKE Restaurants Inc., Term Loan, 4.938%, 4/30/09 .................     United States         602,829            611,872
    Denny's Inc., Term Loan B, 5.59 - 6.01%, 9/27/09 .................     United States       1,000,000          1,023,438
    Dominos Inc., Term Loan, 4.313%, 6/25/10 .........................     United States       2,387,768          2,417,066
    Jack In The Box Inc., Term Loan B, 3.92 - 4.69%, 12/19/10 ........     United States       2,970,000          3,011,767
                                                                                                               ------------
                                                                                                                  7,064,143
                                                                                                               ------------
    SEMICONDUCTORS .5%
    Fairchild Semiconductor Corp., Term Loan, 4.438 - 4.688%,
     12/31/10 ........................................................     United States       4,127,844          4,174,282
    ON Semiconductor Corp., Term Loan G, 5.563%, 12/15/11 ............     United States       2,500,000          2,515,625
                                                                                                               ------------
                                                                                                                  6,689,907
                                                                                                               ------------
    SERVICES TO THE HEALTH INDUSTRY .4%
    Accredo Health Inc., Term Loan B, 4.23%, 8/02/11 .................     United States       3,980,000          4,013,583
    Quintiles Transnational Corp., Term Loan B, 6.81 - 6.83%, 9/25/09      United States       1,678,750          1,708,128
                                                                                                               ------------
                                                                                                                  5,721,711
                                                                                                               ------------
    SPECIALTY STORES .2%
    Pantry Inc., Term Loan, 4.83%, 3/12/11 ...........................     United States       2,428,344          2,461,481
                                                                                                               ------------
    SPECIALTY TELECOMMUNICATIONS 1.9%
    D&E Communications Inc., Term Loan B, 4.38 - 6.25%, 12/31/11 .....     United States       2,326,314          2,344,489
    GCI Holdings Inc., Term Loan, 4.809%, 10/31/07 ...................     United States       2,384,777          2,409,937
    Iowa Telecommunications Services Inc., Term Loan B, 4.46 - 4.61%,
     11/30/11 ........................................................     United States       6,750,000          6,825,937


26 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
 (a) SENIOR FLOATING RATE INTERESTS (CONT.)
     SPECIALTY TELECOMMUNICATIONS (CONT.)
 (d) Pacific Crossing Ltd., Term Loan B, 6.50%, 7/28/06 ..............     United States     $21,138,343      $   1,532,530
     Valor Telecom, First Lien Term Loan, 5.98 - 6.078%, 10/30/11 ....     United States      11,471,250         11,534,583
                                                                                                              -------------
                                                                                                                 24,647,476
                                                                                                              -------------
     STEEL .4%
     Copperweld Holding Co., Term Loan, 6.918%, 12/17/11 .............     United States       4,652,015          4,663,645
                                                                                                              -------------
     TOBACCO .1%
     Commonwealth Brands Inc., Term Loan, 5.875%, 8/28/07 ............     United States       1,706,343          1,729,805
                                                                                                              -------------
     WHOLESALE DISTRIBUTORS .3%
     Interline Brands, Term Loan B, 4.81%, 12/31/10 ..................     United States       2,250,000          2,267,167
     National Waterworks Inc., Term Loan C, 5.06%, 11/22/09 ..........     United States         857,143            870,000
     Nebraska Book Co., Term Loan C, 4.67%, 3/04/11 ..................     United States         992,500          1,002,197
                                                                                                              -------------
                                                                                                                  4,139,364
                                                                                                              -------------
     WIRELESS COMMUNICATIONS 1.7%
     AAT Communications Corp., Term Loan B, 5.25 - 5.26%, 12/31/11 ...     United States       3,000,000          3,041,250
     Nextel Partners Inc., Term Loan C, 4.938%, 5/31/11 ..............     United States       6,500,000          6,595,758
     SBA Communications Corp., Term Loan, 4.81 - 5.52%, 10/31/08 .....     United States       9,454,994          9,590,909
     SpectraSite Communications Inc., Term Loan B, 4.03% 5/30/12 .....     United States       1,750,000          1,764,949
     Triton PCS Inc., Term Loan B, 5.75%, 12/31/09 ...................     United States       1,000,000          1,014,688
                                                                                                              -------------
                                                                                                                 22,007,554
                                                                                                              -------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,196,611,609) .......                                        1,168,780,879
                                                                                                              -------------
     ASSET-BACKED SECURITIES .4%
 (e) Ares IV, 1A, D2, 144A, 7.919%, 12/22/12 .........................     Cayman Islands      1,400,000          1,204,000
 (e) Centurion CDO II Ltd., 1A, D2, 144A, 7.68%, 11/12/12 ............     Cayman Islands      2,500,000          2,379,000
 (e) Clydesdale CLO Ltd., 2001-1A, D1, 144A, 8.133%, 3/22/13 .........     Cayman Islands      2,000,000          1,976,200
                                                                                                              -------------
    TOTAL ASSET-BACKED SECURITIES (COST $5,780,000) ..................                                            5,559,200
                                                                                                              -------------


                                                                                           ---------------
                                                                                           SHARES/WARRANTS
                                                                                           ---------------
    COMMON STOCKS AND WARRANTS .7%
    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER .0%
(f) Exide Technologies., wts., 3/18/06 ...............................     United States          74,278                 --
                                                                                                              -------------
    COMMERCIAL PRINTING/FORMS .0%
(f) Vertis Holdings Inc., wts., 6/30/11 ..............................     United States          39,812                 --
                                                                                                              -------------
    SPECIALTY TELECOMMUNICATIONS .1%
(f) IDT Corp. ........................................................     United States          53,428            782,186
                                                                                                              -------------
    STEEL .0%
(f) Copperweld Holding Co., A ........................................     United States             242                 --
(f) Copperweld Holding Co., B ........................................     United States           1,741                 --
                                                                                                              -------------
                                                                                                                         --
                                                                                                              -------------


                                                          Semiannual Report | 27

FRANKLIN FLOATING RATE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY       SHARES/WARRANTS          VALUE
------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    WIRELESS COMMUNICATIONS .6%
(f) Leap Wireless International Inc. .................................     United States          38,068       $     1,037,353
(f) USA Mobility Inc. ................................................     United States         178,746             6,354,420
(f) Teligent Inc. ....................................................     United States             115               690,000
                                                                                                               ---------------
                                                                                                                     8,081,773
                                                                                                               ---------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $6,220,372) ...............                                               8,863,959
                                                                                                               ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,229,385,141) ................                                           1,203,349,271
                                                                                                               ---------------
    SHORT TERM INVESTMENT (COST $124,520,703) 9.6%
(g) Franklin Institutional Fiduciary Trust Money Market Portfolio ....                       124,520,703           124,520,703
                                                                                                               ---------------
    TOTAL INVESTMENTS (COST $1,353,905,844) 102.0% ...................                                           1,327,869,974
    OTHER ASSETS, LESS LIABILITIES (2.0)% ............................                                             (26,249,892)
                                                                                                               ---------------
    NET ASSETS 100.0% ................................................                                         $ 1,301,620,082
                                                                                                               ===============

(a)   See Note 1(c) regarding senior floating rate interests.

(b)   See Note 13 regarding other considerations.

(c) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

(d)   Defaulted securities. See Note 10.

(e)   See Note 11 regarding restricted securities.

(f)   Non-income producing.

(g) See Note 9 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(h)   See Note 14 regarding fund litigation.

(i)   See Note 12 regarding unfunded loan commitments.

GLOSSARY OF TERMS

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
L/C - Line-of-Credit
FRN - Floating Rate Note
PIK - Payment-In-Kind


28 | See notes to financial statements. | Semiannual Report

FRANKLIN FLOATING RATE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers
                                                                $ 1,229,385,141
  Cost - Sweep Money Fund (Note 9) ..........................       124,520,703
                                                                ---------------
  Total cost of investments .................................     1,353,905,844
                                                                ===============
  Value - Unaffiliated issuers ..............................     1,203,349,271
  Value - Sweep Money Fund (Note 9) .........................       124,520,703
                                                                ---------------
  Total value of investments ................................     1,327,869,974
                                                                ---------------
 Cash .......................................................         3,839,314
 Receivables:
  Investment securities sold ................................        11,181,783
  Capital shares sold .......................................           477,442
  Interest ..................................................         4,677,535
  Unrealized gain on unfunded loan commitments (Note 12) ....           107,985
 Other assets ...............................................            62,397
                                                                ---------------
        Total assets ........................................     1,348,216,430
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased ...........................        42,987,483
  Affiliates ................................................         1,495,007
  Distributions to shareholders .............................         1,995,263
 Other liabilities ..........................................           118,595
                                                                ---------------
        Total liabilities ...................................        46,596,348
                                                                ---------------
          Net assets, at value ..............................   $ 1,301,620,082
                                                                ===============
Net assets consist of:
 Distributions in excess of net investment income ...........   $      (182,451)
 Net unrealized appreciation (depreciation) .................       (25,925,544)
 Accumulated net realized gain (loss) .......................      (347,095,777)
 Capital shares .............................................     1,674,823,854
                                                                ---------------
          Net assets, at value ..............................   $ 1,301,620,082
                                                                ===============
Net asset value and maximum offering price per share
 ($1,301,620,082 / 144,699,983 shares outstanding) (a) ......   $          9.00
                                                                ===============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 29

FRANKLIN FLOATING RATE TRUST

STATEMENT OF OPERATIONS
for the six months ended January 31, 2005 (unaudited)

Investment income:
 Dividends - Sweep Money Fund (Note 9) .............................   $  1,339,999
 Interest ..........................................................     28,011,749
                                                                       ------------
        Total investment income ....................................     29,351,748
                                                                       ------------
Expenses:
 Management fees (Note 5) ..........................................      4,923,346
 Administrative fees (Note 5) ......................................        781,011
 Transfer agent fees (Note 5) ......................................      2,772,309
 Custodian fees (Note 6) ...........................................         12,142
 Reports to shareholders ...........................................         47,234
 Registration and filing fees ......................................         23,019
 Professional fees .................................................         81,283
 Trustees' fees and expenses .......................................          1,179
 Other .............................................................        131,014
                                                                       ------------
        Total expenses .............................................      8,772,537
        Expense reductions (Note 6) ................................        (13,429)
                                                                       ------------
          Net expenses .............................................      8,759,108
                                                                       ------------
           Net investment income ...................................     20,592,640
                                                                       ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .........................    (22,188,881)
 Net change in unrealized appreciation (depreciation) on investments     27,645,375
                                                                       ------------
Net realized and unrealized gain (loss) ............................      5,456,494
                                                                       ------------
Net increase (decrease) in net assets resulting from operations ....   $ 26,049,134
                                                                       ============


30 | See notes to financial statements. | Semiannual Report

FRANKLIN FLOATING RATE TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended January 31, 2005 (unaudited) and the year ended July 31, 2004

                                                                                        -----------------------------------
                                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                                        JANUARY 31, 2005     JULY 31, 2004
                                                                                        -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................   $    20,592,640    $    36,121,226
  Net realized gain (loss) from investments and foreign currency transactions ........       (22,188,881)       (27,919,702)
  Net change in unrealized appreciation (depreciation) on investments ................        27,645,375        105,394,762
                                                                                         -----------------------------------
        Net increase (decrease) in net assets resulting from operations ..............        26,049,134        113,596,286
 Distributions to shareholders from net investment income ............................       (23,884,705)       (37,883,644)
 Capital share transactions (Note 2) .................................................        41,779,969         20,983,674
                                                                                         -----------------------------------
        Net increase (decrease) in net assets ........................................        43,944,398         96,696,316
Net assets:
 Beginning of period .................................................................     1,257,675,684      1,160,979,368
                                                                                         -----------------------------------
 End of period .......................................................................   $ 1,301,620,082    $ 1,257,675,684
                                                                                         ===================================
Undistributed net investment income (distributions in excess of net investment income)
 included in net assets:
  End of period ......................................................................   $      (182,451)   $     3,109,614
                                                                                         ===================================


                     Semiannual Report | See notes to financial statements. | 31

FRANKLIN FLOATING RATE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks current income and preservation of capital.

On December 6, 2004, the Fund's Board of Trustees approved a plan to merge the Fund's net assets into the Franklin Floating Rate Daily Access Fund. Pending shareholder approval, it is anticipated that the merger will take place on June 2, 2005.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.


32 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

1.  ORGANIZATION  AND SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

C. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


                                                          Semiannual Report | 33

FRANKLIN FLOATING RATE TRUST

1.  ORGANIZATION  AND SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2005, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                -------------------------------------------------------------
                                      SIX MONTHS ENDED                   YEAR ENDED
                                      JANUARY 31, 2005                  JULY 31, 2004
                                -------------------------------------------------------------
                                   SHARES          AMOUNT          SHARES           AMOUNT
                                -------------------------------------------------------------
Shares sold .................    16,490,988    $ 148,006,575     30,148,214    $ 266,060,960
Shares issued in reinvestment
 of distributions ...........     1,789,404       16,071,285      2,769,859       24,316,522
Shares redeemed .............   (13,624,371)    (122,297,891)   (30,679,970)    (269,393,808)
                                -------------------------------------------------------------
Net increase (decrease) .....     4,656,021    $  41,779,969      2,238,103    $  20,983,674
                                =============================================================


34 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

3. TENDER SHARES

On a quarterly basis, the Fund may make tender offers, the amount of which is determined by the Board of Trustees, for the repurchase of at least 5% but not more than 25% of the shares outstanding. The repurchase price is the net asset value on the tender offer expiration date.

4. CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 16, 2005. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the period ended January 31, 2005, the Fund did not utilize the facility.

5. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

------------------------------------------------------------------------------------------
ENTITY                                                             AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                  Investment manager
Franklin Templeton Services LLC (FT Services)                      Administrative manager
Franklin Templeton Investor Services LLC (Investor Services)       Transfer agent
Franklin Templeton Distributors Inc. (Distributors)                Principal underwriter

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
        .150%               First $200 million
        .135%               Over  $200 million, up to and including $700 million
        .100%               Over  $700 million, up to and including $1.2 billion
        .075%               In excess of $1.2 billion


                                                          Semiannual Report | 35

FRANKLIN FLOATING RATE TRUST

5. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. UNDERWRITING AGREEMENTS

Distributors has advised the Fund that it has received contingent deferred sales charges for the period of $67,560.

D. TRANSFER AGENT FEES

The Fund pays a transfer agent fee to Investor Services of .40% per year of the average daily net assets of the Fund plus out of pocket expenses, totaling $2,633,204 for the period ended January 31, 2005.

6. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

7. INCOME TAXES

At July 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryover expiring in:
 2009 ..........................................................   $  2,115,134
 2011 ..........................................................    199,627,510
 2012 ..........................................................    107,803,681
                                                                   ------------
                                                                   $309,546,325
                                                                   ============

At July 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2003 of $15,040,779. For tax purposes, such losses will be reflected in the year ending July 31, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, defaulted securities, and bond premiums.

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments .........................   $ 1,354,368,261
                                                ===============
Unrealized appreciation .....................   $    20,493,236
Unrealized depreciation .....................       (46,991,523)
                                                ---------------
Net unrealized appreciation (depreciation) ..   $   (26,498,287)
                                                ===============


36 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

8. INVESTMENT TRANSACTIONS

Purchases and sales of investments securities (excluding short-term securities) for the period ended January 31, 2005 aggregated $473,887,918 and $399,031,109, respectively.

9. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

10. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 88.24% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities may be unsecured and subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2005, the value of these securities was $1,532,923, representing .12% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.

11. RESTRICTED SECURITIES

At January 31, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At January 31, 2005, the Fund held investments in restricted and illiquid securities as follows:

----------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                      ACQUISITION
   AMOUNT    ISSUER                                                DATE                COST             VALUE
----------------------------------------------------------------------------------------------------------------
$1,400,000   Ares IV, 1A, D2, 144A, 7.919%, 12/22/12 .....       11/14/00          $ 1,400,000        $1,204,000
 2,500,000   Centurion CDO II Ltd., 1A, D2, 144A, 7.68%,
              11/12/12 ...................................       11/07/00            2,500,000         2,379,000
 2,000,000   Clydesdale CLO Ltd., 2001-1A, D1, 144A,
              8.133%, 3/22/13 ............................        5/23/01            1,880,000         1,976,200
                                                                                                      ----------
     TOTAL RESTRICTED SECURITIES (.43% OF NET ASSETS) .............................................   $5,559,200
                                                                                                      ==========


                                                          Semiannual Report | 37

FRANKLIN FLOATING RATE TRUST

12. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At January 31, 2005, unfunded commitments were as follows:

-------------------------------------------------------------------------
                                                               UNFUNDED
BORROWER                                                      COMMITMENT
-------------------------------------------------------------------------
BCP Crystal US Holdings Corp. (Celanese), Delay Draw ...      $  670,625
EnviroSolutions Inc., Delay Draw .......................         166,363
Intelsat (Bermuda) Ltd., Senior Term Loan Facility .....       1,142,857
Texas Genco LLC, Delay Draw ............................       2,996,154
US Shipping Partners LP, Delay Draw ....................         144,231
Vanguard Health Holding Co. II LLC, Delay Draw .........       1,500,000
Venetian Casino Resorts LLC, Delay Draw ................       1,322,727
Warner Chilcott Holdings Co., Delay Draw ...............       1,126,183
                                                              ----------
                                                              $9,069,140
                                                              ==========

Unfunded loan commitments are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

13. OTHER CONSIDERATIONS

Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At January 31, 2005, the Manager serves in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, the Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

14. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed an adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 360 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named Defendants included Franklin Advisers Inc., Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust.


38 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

14. FUND LITIGATION (CONTINUED)

The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

Discovery for this case has been stayed and pending motions have not been ruled upon. Thus, it is not possible to predict its outcome at this early stage of the proceedings. However, management of the Funds does not expect that the result will have a material adverse effect on the financial condition of the Funds.

15. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.


                                                          Semiannual Report | 39

FRANKLIN FLOATING RATE TRUST

15. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September  20,  2004,  Franklin  Resources,  Inc.  announced  that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing, in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing", failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.


40 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

15. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and
Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

The SEC's Second Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The IDC has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies are expected to be disbursed promptly. The SEC has not yet approved the distribution plan pertaining to the Second Order. When approved, disbursements of settlement monies under the SEC's Second Order will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by


                                                          Semiannual Report | 41

FRANKLIN FLOATING RATE TRUST

15. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


42 | Semiannual Report

FRANKLIN FLOATING RATE TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 43

                       This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund (2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund (2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund (3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds
Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund (4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund (4),(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund (4)
Templeton Global Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund (7)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
 Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
New York Intermediate-Term
 Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California (8)
Colorado
Connecticut
Florida (8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts (7)
Michigan (7)
Minnesota (7)
Missouri
New Jersey
New York (8)
North Carolina
Ohio (7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products  Trust (9)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(6) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7)   Portfolio of insured municipal securities.

(8) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(9) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/05                                          Not part of the semiannual report

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)              One Franklin Parkway
      INVESTMENTS                     San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN FLOATING RATE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

020 S2005 03/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date:    March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date:    March 22, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date:    March 22, 2005